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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: RK Capital Management, LLC
Address: 3033 E. First Avenue, Suite 307, Denver, CO  80206

Form 13F File Number: 028-12689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert T. Ammann
Title: Chief Compliance Officer
Phone: (303) 394-0101

Signature, Place, and Date of Signing:


/s/ Robert T. Ammann              Denver, Colorado                August 8, 2008


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $101,842 (thousands)

We omitted confidential information from this public form 13F report and filed it separately with the Securities and Exchange Commission requesting that the SEC grant our confidentiality request.

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

                                                                   13F
                                                                06/30/2008
------------------------------------------------------------------------------------------------------------------------------------
     Column 1           Column 2   Column 3   Column 4          Column 5            Column 6   Column 7            Column 8
---------------------   --------   --------   --------  ------------------------    --------   --------   --------------------------
                                                                                                                Voting Authority
                        Title of               Value    Shares or           Put/   Investment   Other     --------------------------
Name of Issuer           Class       Cusip   (x 1,000)  PRN Amount  SH/PRN  Call   Discretion  Managers      Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-TECHLGY      COM      003881307   1,431      319,366     SH              Sole                  319,366
AIR METHODS               COM      009128307   1,275       51,000     SH              Sole                   51,000
ALPHARMA                  CL A     020813101   2,938      130,400     SH              Sole                  130,400
ART TECHNOLOGY GROUP      COM      04289L107   5,226    1,633,100     SH              Sole                1,633,100
AMER SCIENCE & ENGNR      COM      029429107   5,123       99,410     SH              Sole                   99,410
ASPECT MED SYSTEMS        COM      045235108   3,853      612,500     SH              Sole                  612,500
AXT                       COM      00246W103   3,254      776,622     SH              Sole                  776,622
NATUS MEDICAL             COM      639050103   5,218      249,200     SH              Sole                  249,200
BALCHEM                   COM      057665200   2,858      123,573     SH              Sole                  123,573
BIO-IMAGING TECH          COM      09056N103   1,308      176,767     SH              Sole                  176,767
CBEYOND                   COM      149847105   2,243      140,000     SH              Sole                  140,000
COLUMBUS MCKINNON         COM      199333105     650       27,000     SH              Sole                   27,000
COINSTAR                  COM      19259P300   2,499       76,402     SH              Sole                   76,402
DYNAMEX                   COM      26784F103   2,592       96,662     SH              Sole                   96,662
AMDOCS                    COM      G02602103     883       30,000     SH              Sole                   30,000
ENDO PHARMACEUTICALS      COM      29264F205   4,371      180,700     SH              Sole                  180,700
ENTROPIC COMMUNICATI      COM      29384R105     836      176,000     SH              Sole                  176,000
EXPONENT                  COM      30214U102   5,955      189,587     SH              Sole                  189,587
GAIAM                     CL A     36268Q103   2,041      151,100     SH              Sole                  151,100
GSE SYSTEMS               COM      36227K106   1,393      156,385     SH              Sole                  156,385
HERITAGE-CRYSTAL CLE      COM      42726M106   1,903      144,134     SH              Sole                  144,134
ICON PLC ADR              ADR      45103T107   1,609       21,307     SH              Sole                   21,307
INSPIRE PHARM             COM      457733103   2,038      476,135     SH              Sole                  476,135
KV PHARMACEUTICL 'A'      CL A     98385X106   2,919      151,000     SH              Sole                  151,000
STEINWAY INSTRUMENTS      COM      858495104   2,196       83,200     SH              Sole                   83,200
MAGNETEK                  COM      559424106   1,710      404,227     SH              Sole                  404,227
MIPS TECHNOLOGIES         COM      604567107   1,453      387,400     SH              Sole                  387,400
MEDICIS PHARM             CL A     584690309   6,124      294,700     SH              Sole                  294,700
MATRIXX INITIATIVES       COM      57685L105   3,485      209,160     SH              Sole                  209,160
NVE                       COM      629445206     480       15,163     SH              Sole                   15,163
OSHKOSH                   COM      688239201     538       26,000     SH              Sole                   26,000
POWERSECURE INTL          COM      73936N105   1,242      171,100     SH              Sole                  171,100
PSYCHIATRIC SOLUTNS       COM      74439H108   4,855      128,300     SH              Sole                  128,300
QUANTUM                   COM      747906204   2,686    1,989,981     SH              Sole                1,989,981
RUBICON TECHNOLOGY        COM      78112T107   2,579      126,904     SH              Sole                  126,904
SKILLSOFT ADR             ADR      830928107   1,558      172,400     SH              Sole                  172,400
SUPERIOR ENERGY           COM      868157108   1,638       29,700     SH              Sole                   29,700
SURMODICS                 COM      868873100   1,780       39,700     SH              Sole                   39,700
STANDARD PARKING          COM      853790103   3,190      175,272     SH              Sole                  175,272
TRANSACT TECH             COM      892918103   1,043      126,011     SH              Sole                  126,011
WEBSITE PROS              COM      94769V105     870      104,475     SH              Sole                  104,475
Confidential information
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